Revaluation loss (gain) (Tables)	12 Months Ended
Dec. 31, 2024
Revaluation loss (gain) [Abstract]
Summary of Revaluation loss (gain)

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Change in fair value due to revaluation of derivative financial asset	—	—	7,866
Change in fair value due to revaluation of derivative financial liabilities	(35)	(379)	(12,558)
Realized loss on investment portfolio and marketable securities	20	340	—
Unrealized (gain) loss on investment portfolio and marketable securities	(209)	(9,659)	7,951
Unrealized loss on digital assets	—	—	625
Loss (gain) on modification of debentures	(364)	32	(1,114)
Realized foreign exchange (gain) loss	34	46	—
Unrealized foreign exchange gain	(768)	(8)	(395)
Total	(1,322)	(9,628)	2,375